Document And Entity Information	6 Months Ended
Sep. 30, 2022
Document Information Line Items
Entity Registrant Name	Lytus Technologies Holdings PTV. Ltd.
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 5
Entity Central Index Key	0001816319
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Business Center 1
Entity Address, Address Line Two	M FloorThe Meydan HotelNad Al Sheba
Entity Address, City or Town	Dubai
Entity Address, Country	AE
City Area Code	(284)
Local Phone Number	494-2810
Business Contact
Document Information Line Items
Entity Address, Address Line One	530 Seventh Avenue
Entity Address, Address Line Two	Suite 508
Entity Address, City or Town	New York
City Area Code	+1
Local Phone Number	315-9304588
Contact Personnel Name	CCS Global Solutions, Inc.
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018